UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02739
811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Basic Value Fund, Inc. ANNUAL REPORT | JUNE 30, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2008 BlackRock Basic Value Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•The Fund, through its investment in Master Basic Value LLC, achieved returns for the 12-month period that outpaced the benchmark S&P 500
Citigroup Value Index, but lagged the broad-market S&P 500 Index.

What factors influenced performance?
•Favorable stock selection in the consumer discretionary, industrials and health care sectors enhanced Fund performance for the annual period.
From a sector allocation perspective, the Fund benefited from an under-
weight in financials (particularly commercial banks, mortgages and real estate development) and consumer discretionary (namely multi-line retail). An overweight in energy also aided comparative results. Individual holdings that had the greatest positive impact on relative returns includ-
ed Halliburton Co., BJ Services Co., International Business Machines
Corp. and Peabody Energy Corp.

•Detracting from Fund performance was stock selection within both the telecommunication services sector, where Qwest Communications
International Inc. underperformed, and the materials sector.

•In information technology (IT), the benefits reaped from overweighting the sector were not enough to offset the negative impact of stock selection, most notably in the semiconductor, IT services, communications equip-
ment and computers & peripherals subsectors. Similarly, positive per-
formance resulting from an overweight in consumer staples (especially food products and household durables), was partially offset by poor stock selection in the sector. Individual holdings that negatively impacted per-
formance were Alcatel SA, Micron Technology, Inc. and Unisys Corp.

Describe recent portfolio activity.
•We increased the portfolio’s exposure to IT, financials and health care.
We added to existing holdings within these sectors and initiated posi-
tions in Analog Devices, Inc., Lehman Brothers Holdings, Inc., MetLife,
Inc., Prudential Financial, Inc., Sallie Mae (SLM Corp.) and Cardinal
Health, Inc.

•We trimmed exposure to industrials during the reporting period.
Additionally, the Master LLC sold GlaxoSmithKline Plc, Comcast Corp.,
Coca-Cola Enterprises, Inc., Sprint Nextel Corp. and XL Capital Ltd.

Describe portfolio positioning at period-end.
•As of June 30, 2008, the portfolio was overweight in IT, energy and health care, and was underweight in financials, utilities, industrials, consumer discretionary and telecommunication services. The portfolio was neutral in consumer staples and materials.

•The economy should continue with a slower rate of growth as earnings decelerate and credit worsens. The big question is whether the rest of the globe will follow the U.S. into recession. Industries such as autos, financials, housing and retail, among others, show signs of recession. However, other industries outside of these areas continue to show strength.

•Large-capitalization companies that export to faster-growing areas of the world continue to have great appeal. Nevertheless, for the first time since 2003, we are employing a barbell approach, slowly increas-
ing our holdings in lower-quality, early-cycle cyclical areas (semicon-
ductors, among others) that have been negatively impacted. Adding to financials for the first time in years is also part and parcel of early-
cycle additions. We believe many of these names have begun to discount dire economic conditions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]

Institutional	$1,000	$875.90	$2.57	$1,000	$1,022.17	$2.77
Investor A	$1,000	$874.90	$3.92	$1,000	$1,020.72	$4.22
Investor B	$1,000	$871.20	$7.82	$1,000	$1,016.55	$8.42
Investor C	$1,000	$871.30	$7.68	$1,000	$1,016.70	$8.27
Class R	$1,000	$873.10	$5.68	$1,000	$1,018.83	$6.12

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for Institutional, 0.84% for Investor A, 1.68% for Investor B, 1.65% for
Investor C and 1.22% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the
Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK BASIC VALUE FUND, INC. JUNE 30, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in Master Basic Value LLC. Master Basic Value LLC invests in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.
3 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues)
representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-
Hill Companies.
4 This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the
S&P 500 Index that have been indentified as being on the value end of the growth-value spectrum.
Past performance is not indicative of future results.

Performance Summary for the Year Ended June 30, 2008

				Average Annual Total Returns[1]

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	(12.41)%	(17.84)%	—	8.42%	—	4.59%	—
Investor A	(12.51)	(18.08)	(22.38)%	8.14	6.98%	4.32	3.76%
Investor B	(12.88)	(18.76)	(22.20)	7.29	6.99	3.68	3.68
Investor C	(12.87)	(18.71)	(19.48)	7.30	7.30	3.51	3.51
Class R	(12.69)	(18.37)	—	7.84	—	4.09	—
S&P 500 Index	(11.91)	(13.12)	—	7.58	—	2.88	—
S&P 500 Citigroup Value Index	(16.04)	(20.25)	—	8.76	—	3.59	—

[1] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK BASIC VALUE FUND, INC. JUNE 30, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on January 1, 2008 and held through June 30, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Statement of Assets and Liabilities	BlackRock Basic Value Fund, Inc.

June 30, 2008

Assets

Investment at value — Master Basic Value LLC (the “Master LLC”) (Cost — $4,708,373,918)	$5,844,491,741
Receivable from Master LLC	7,099,917
Capital shares sold receivable	5,796,231
Prepaid expenses	34,283

Total assets	5,857,422,172

Liabilities

Capital shares redeemed payable	12,896,148
Other affiliates payable	1,829,497
Distribution fees payable	1,367,612
Other accrued expenses payable	120,293
Officer payable	4,652

Total liabilities	16,218,202

Net Assets

Net assets	$5,841,203,970

Net Assets Consist of

Institutional Shares, $0.10 par value, 400,000,000 shares authorized	$ 10,419,381
Investor A Shares, $0.10 par value, 200,000,000 shares authorized	7,810,100
Investor B Shares, $0.10 par value, 400,000,000 shares authorized	1,540,707
Investor C Shares, $0.10 par value, 200,000,000 shares authorized	2,772,756
Class R Shares, $0.10 par value, 400,000,000 shares authorized	110,556
Paid-in capital in excess of par	4,597,742,344
Undistributed net investment income	54,674,457
Accumulated net realized gain allocated from the Master LLC	30,015,846
Net unrealized appreciation/depreciation allocated from the Master LLC	1,136,117,823

Net assets	$5,841,203,970

Net Asset Value

Institutional — Based on net assets of $2,721,795,021 and 104,193,811 shares outstanding	$ 26.12

Investor A — Based on net assets of $2,026,094,862 and 78,100,998 shares outstanding	$ 25.94

Investor B — Based on net assets of $389,811,572 and 15,407,070 shares outstanding	$ 25.30

Investor C — Based on net assets of $675,653,731 and 27,727,558 shares outstanding	$ 24.37

Class R — Based on net assets of $27,848,784 and 1,105,560 shares outstanding	$ 25.19

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

7

Statement of Operations	BlackRock Basic Value Fund, Inc.

Year Ended June 30, 2008

Investment Income

Net investment income allocated from the Master LLC:
Dividends	$ 160,365,187
Interest from affiliates	5,965,409
Securities lending	2,686,547
Expenses	(31,563,551)

Total income	137,453,592

Expenses

Service — Investor A	6,094,693
Service and distribution — Investor B	5,527,657
Service and distribution — Investor C	8,090,426
Service and distribution — Class R	171,509
Transfer agent — Institutional	3,378,380
Transfer agent — Investor A	3,329,401
Transfer agent — Investor B	1,274,939
Transfer agent — Investor C	1,530,210
Transfer agent — Class R	82,918
Printing	393,228
Professional	155,636
Registration	103,182
Officer and Directors	23,369
Miscellaneous	33,013

Total expenses	30,188,561

Net investment income	107,265,031

Realized and Unrealized Gain (Loss) Allocated from the Master LLC

Net realized gain on investments and options written	521,979,113
Net change in unrealized appreciation/depreciation on investments	(2,043,639,498)

Total realized and unrealized loss	(1,521,660,385)

Net Decrease in Net Assets Resulting from Operations	$(1,414,395,354)

See Notes to Financial Statements.

8 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Statements of Changes in Net Assets	BlackRock Basic Value Fund, Inc.

	Year Ended
	June 30,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 107,265,031	$ 108,468,628
Net realized gain	521,979,113	679,387,077
Net change in unrealized appreciation/depreciation	(2,043,639,498)	999,166,510

Net increase (decrease) in net assets resulting from operations	(1,414,395,354)	1,787,022,215

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(32,835,680)	(90,891,682)
Investor A	(18,429,627)	(50,933,522)
Investor B	(1,294,782)	(6,050,839)
Investor C	(2,876,816)	(8,445,877)
Class R	(201,332)	(541,265)
Net realized gain:
Institutional	(210,850,845)	(626,220,024)
Investor A	(145,029,284)	(414,731,739)
Investor B	(33,941,670)	(133,673,033)
Investor C	(50,862,726)	(143,384,675)
Class R	(2,085,725)	(5,296,869)

Decrease in net assets resulting from dividends and distributions to shareholders	(498,408,487)	(1,480,169,525)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(752,444,648)	626,685,603

Net Assets

Total increase (decrease) in net assets	(2,665,248,489)	933,538,293
Beginning of year	8,506,452,459	7,572,914,166

End of year	$5,841,203,970	$8,506,452,459

End of year undistributed net investment income	$ 54,674,457	$ 3,047,663

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

9

Financial Highlights								BlackRock Basic Value Fund, Inc.

			Institutional					Investor A
			Year Ended June 30,					Year Ended June 30,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning
of year	$ 33.96	$ 32.87	$ 31.19	$ 31.89	$ 25.83	$ 33.78	$ 32.69	$ 31.03	$ 31.74	$ 25.72

Net investment income[1]	0.54	0.55	0.48	0.46	0.40	0.45	0.46	0.40	0.38	0.33
Net realized and unrealized
gain (loss)	(6.28)	6.98	3.18	0.64	6.06	(6.24)	6.95	3.16	0.63	6.02

Net increase (decrease) from
investment operations	(5.74)	7.53	3.66	1.10	6.46	(5.79)	7.41	3.56	1.01	6.35

Dividends and distributions
from:
Net investment income	(0.28)	(0.80)	(0.47)	(0.43)	(0.40)	(0.23)	(0.68)	(0.39)	(0.35)	(0.33)
Net realized gain	(1.82)	(5.64)	(1.51)	(1.37)	—	(1.82)	(5.64)	(1.51)	(1.37)	—

Total dividends and
distributions	(2.10)	(6.44)	(1.98)	(1.80)	(0.40)	(2.05)	(6.32)	(1.90)	(1.72)	(0.33)

Net asset value,
end of year	$ 26.12	$ 33.96	$ 32.87	$ 31.19	$ 31.89	$ 25.94	$ 33.78	$ 32.69	$ 31.03	$ 31.74

Total Investment Return[2]

Based on net asset value	(17.84)%	25.11%	12.18%[3]	3.77%	25.23%	(18.08)%	24.81%	11.89%[3]	3.49%	24.90%

Ratios to Average Net Assets[4]

Total expenses	0.53%	0.54%	0.57%	0.57%	0.56%	0.82%	0.80%	0.82%	0.82%	0.81%

Net investment income	1.76%	1.63%	1.52%	1.49%	1.36%	1.48%	1.37%	1.28%	1.24%	1.11%

Supplemental Data

Net assets,
end of year (000)	$2,721,795	$4,071,437	$3,655,602	$3,992,702	$4,220,353	$2,026,095	$2,759,567	$2,266,626	$2,242,881	$2,223,869

Portfolio turnover of the
Master LLC	45%	31%	42%	45%	33%	45%	31%	42%	45%	33%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 12.08% for Institutional Shares and 11.79% for Investor A Shares.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

10 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)								BlackRock Basic Value Fund, Inc.

			Investor B					Investor C
			Year Ended June 30,				Year Ended June 30,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning
of year	$ 33.10	$ 32.00	$ 30.39	$ 31.08	$ 25.19	$ 31.97	$ 31.15	$ 29.66	$ 30.42	$ 24.68

Net investment income[1]	0.19	0.19	0.15	0.14	0.10	0.19	0.19	0.15	0.14	0.09
Net realized and unrealized
gain (loss)	(6.10)	6.80	3.09	0.62	5.92	(5.87)	6.60	3.01	0.61	5.79

Net increase (decrease) from
investment operations	(5.91)	6.99	3.24	0.76	6.02	(5.68)	6.79	3.16	0.75	5.88

Dividends and distributions
from:
Net investment income	(0.07)	(0.25)	(0.12)	(0.08)	(0.13)	(0.10)	(0.33)	(0.16)	(0.14)	(0.14)
Net realized gain	(1.82)	(5.64)	(1.51)	(1.37)	—	(1.82)	(5.64)	(1.51)	(1.37)	—

Total dividends and
distributions	(1.89)	(5.89)	(1.63)	(1.45)	(0.13)	(1.92)	(5.97)	(1.67)	(1.51)	(0.14)

Net asset value,
end of year	$ 25.30	$ 33.10	$ 32.00	$ 30.39	$ 31.08	$ 24.37	$ 31.97	$ 31.15	$ 29.66	$ 30.42

Total Investment Return[2]

Based on net asset value	(18.76)%	23.82%	11.01%[3]	2.72%	23.95%	(18.71)%	23.83%	11.02%[3]	2.70%	23.93%

Ratios to Average Net Assets[4]

Total expenses	1.66%	1.59%	1.59%	1.59%	1.58%	1.62%	1.58%	1.59%	1.59%	1.59%

Net investment income	0.62%	0.59%	0.50%	0.47%	0.35%	0.68%	0.59%	0.50%	0.46%	0.33%

Supplemental Data

Net assets,
end of year (000)	$ 389,812	$ 729,334	$ 860,121	$ 1,212,392	$ 1,594,286	$ 675,654	$ 906,972	$ 763,451	$ 743,882	$ 679,667

Portfolio turnover of the
Master LLC	45%	31%	42%	45%	33%	45%	31%	42%	45%	33%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 10.91% for Investor B Shares and 10.92% for Investor C Shares.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

11

Financial Highlights (concluded)			BlackRock Basic Value Fund, Inc.

			Class R
			Year Ended June 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 32.92	$ 31.98	$ 30.41	$ 31.17	$ 25.36

Net investment income[1]	0.33	0.35	0.32	0.30	0.25
Net realized and unrealized gain (loss)	(6.06)	6.79	3.08	0.63	5.93

Net increase (decrease) from investment operations	(5.73)	7.14	3.40	0.93	6.18

Dividends and distributions from:
Net investment income	(0.18)	(0.56)	(0.32)	(0.32)	(0.37)
Net realized gain	(1.82)	(5.64)	(1.51)	(1.37)	—

Total dividends and distributions	(2.00)	(6.20)	(1.83)	(1.69)	(0.37)

Net asset value, end of year	$ 25.19	$ 32.92	$ 31.98	$ 30.41	$ 31.17

Total Investment Return

Based on net asset value	(18.37)%	24.46%	11.59%[2]	3.28%	24.58%

Ratios to Average Net Assets[3]

Total expenses	1.18%	1.09%	1.07%	1.07%	1.07%

Net investment income	1.12%	1.08%	1.02%	0.98%	0.80%

Supplemental Data

Net assets, end of year (000)	$ 27,849	$ 39,143	$ 27,114	$ 24,817	$ 13,821

Portfolio turnover of the Master LLC	45%	31%	42%	45%	33%

[1]	Based on average shares outstanding.

[2]	A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 11.49% for Class R Shares.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

12 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Notes to Financial Statements BlackRock Basic Value Fund, Inc.

1. Significant Accounting Policies:

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master
Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affect-
ed by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the
Fund’s financial statements. The Fund’s financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The percentage of the Master LLC owned by the Fund at June 30, 2008 was 99.9% . The Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contin-
gent deferred sales charge. Class R Shares are available only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive vot-
ing rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Master
LLC at fair value. Valuation of securities held by the Master LLC is dis-
cussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the
Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net asset.

Dividends and Distributions to Shareholders: Dividends and distribu-
tions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective December 31, 2007, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.
The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is in effect for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”) was issued and is in effect for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

13

Notes to Financial Statements (continued) BlackRock Basic Value Fund, Inc.

intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact of the Fund’s financial statement dis-
closures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than invest-
ment advice and related portfolio activities). Currently the Fund pays the
Administrator no fees pursuant to this agreement. Merrill Lynch & Co.,
Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”)
are the principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor serv-
ice and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”) a wholly owned subsidiary of Merrill Lynch, and the
Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder ser-
vicing and/or distribution related services to Investor A, Investor B,
Investor C and Class R shareholders.

For the year ended June 30, 2008, the Distributor earned under-
writing discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $677,621, and affiliates received contingent deferred sales charges of $332,265 and $83,871 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $9,603 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered to be an affiliate for a portion of the year.

Pursuant to written agreements, certain affiliates provide certain Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended
June 30, 2008, the Fund paid $7,856,670 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Admini-
strator, is the Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for pro-
viding certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instruc-
tions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended June 30, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations:

Call Center
Fees

Institutional	$23,459
Investor A	$30,535
Investor B	$ 8,317
Investor C	$ 9,557
Class R	$ 251

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

14 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued) BlackRock Basic Value Fund, Inc.

3. Income Tax Information: The tax character of distributions paid during the fiscal years ended June 30, 2008 and June 30, 2007 was as follows:

	6/30/2008	6/30/2007

Distributions paid from:
Ordinary income	$101,149,165	$ 380,286,483
Net long-term capital gains	397,259,322	1,099,883,042

Total taxable distributions	$498,408,487	$1,480,169,525

As of June 30, 2008, the components of accumulated earnings on a tax basis were as follows:
Undistributed ordinary net income		$ 52,627,364
Undistributed long-term net capital gains		93,994,930

Total undistributed net earnings		146,622,294
Capital loss carryforward		(8,227)*
Net unrealized gains		1,074,194,059**

Total accumulated net earnings		$1,220,808,126

4. Acquisition of BlackRock Basic Value Fund II, Inc.:

On June 18, 2007, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BlackRock Basic Value
Fund II, Inc. (“Basic Value II”), pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 270,206 shares of common stock of Basic Value II for 126,858 shares of common stock of the Fund. Basic Value II’s net assets on that date of $4,304,545, including $359,909 of net accumulated realized capital losses and
$2,965,508 of net unrealized appreciation were combined with those of the Fund. The aggregate net assets immediately after the acquisition amounted to $8,778,939,281.

* On June 30, 2008, the Fund had net capital loss carryforward of $8,227, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attribu-
table primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles and the timing of income recognition on partnership interests.

5. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Year Ended		Year Ended
	June 30, 2008		June 30, 2007

	Shares	Amount	Shares	Amount

Institutional

Shares sold	13,980,368	$ 418,812,576	16,047,597	$ 541,111,421
Shares issued resulting from reorganization	—	—	151	5,194
Shares issued to shareholders in reinvestment of dividends
and distributions	7,285,389	226,137,570	20,428,376	661,886,244

Total issued	21,265,757	644,950,146	36,476,124	1,203,002,859
Shares redeemed	(36,967,297)	(1,084,515,563)	(27,805,558)	(937,947,530)

Net increase (decrease)	(15,701,540)	$ (439,565,417)	8,670,566	$ 265,055,329

Investor A

Shares sold and automatic conversion of shares	10,606,602	$ 319,907,553	16,596,722	$ 556,770,709
Shares issued resulting from reorganization	—	—	87,134	2,989,624
Shares issued to shareholders in reinvestment of dividends
and distributions	4,772,054	147,284,060	12,972,490	418,852,722

Total issued	15,378,656	467,191,613	29,656,346	978,613,055
Shares redeemed	(18,973,165)	(567,821,408)	(17,292,443)	(581,223,002)

Net increase (decrease)	(3,594,509)	$ (100,629,795)	12,363,903	$ 397,390,053

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

15

Notes to Financial Statements (concluded)			BlackRock Basic Value Fund, Inc.

	Year Ended		Year Ended
	June 30, 2008		June 30, 2007

	Shares	Amount	Shares	Amount

Investor B

Shares sold	1,375,035	$ 40,678,829	2,344,134	$ 76,770,164
Shares issued resulting from reorganization	—	—	21,095	709,459
Shares issued to shareholders in reinvestment of dividends
and distributions	1,069,890	32,391,163	4,048,929	127,380,237

Total issued	2,444,925	73,069,992	6,414,158	204,859,860
Shares redeemed and automatic conversion of shares	(9,072,515)	(268,510,355)	(11,256,091)	(369,014,747)

Net decrease	(6,627,590)	$ (195,440,363)	(4,841,933)	$ (164,154,887)

Investor C

Shares sold	3,711,488	$ 105,711,256	3,931,440	$ 125,237,099
Shares issued resulting from reorganization	—	—	18,478	600,268
Shares issued to shareholders in reinvestment of dividends
and distributions	1,701,515	49,581,265	4,533,999	138,718,355

Total issued	5,413,003	155,292,521	8,483,917	264,555,722
Shares redeemed	(6,053,227)	(169,997,824)	(4,622,643)	(147,290,507)

Net increase (decrease)	(640,224)	$ (14,705,303)	3,861,274	$ 117,265,215

Class R

Shares sold	546,707	$ 16,370,482	587,695	$ 19,481,369
Shares issued to shareholders in reinvestment of dividends
and distributions	76,088	2,285,601	126,981	3,920,229

Total issued	622,795	18,656,083	714,676	23,401,598
Shares redeemed	(706,374)	(20,759,853)	(373,348)	(12,271,705)

Net increase (decrease)	(83,579)	$ (2,103,770)	341,328	$ 11,129,893

16 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Report of Independent Registered Public Accounting Firm BlackRock Basic Value Fund, Inc.

To the Shareholders and Board of Directors
of BlackRock Basic Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Basic Value Fund, Inc. (the “Fund”) as of June 30, 2008,
and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial high-
lights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of BlackRock Basic
Value Fund, Inc. as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 22, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Basic Value Fund, Inc. during the taxable year ended June 30, 2008:

	Record Date	September 17, 2007	December 5, 2007
	Payable Date	September 19, 2007	December 7, 2007

Qualified Dividend Income for Individuals*		59.82%	100%
Dividends Qualifying for the Dividends Received Deduction for Corporations*		50.63%	93.99%
Short-Term Capital Gain Dividends for Non-U.S. Residents**		87.68%	31.17%

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $0.113219 per share and $1.520639 per share to shareholders of record on
September 17, 2007, and December 5, 2007, respectively.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

17

Master Portfolio Summary Master Basic Value LLC Fund Profile as of June 30, 2008

Ten Largest Holdings	Percent of
(Equity Investments)	Net Assets

Exxon Mobil Corp.	5%
Bristol-Myers Squibb Co.	4
Time Warner, Inc.	4
Halliburton Co.	3
International Business Machines Corp.	3
JPMorgan Chase & Co.	3
Xerox Corp.	3
The Travelers Cos., Inc.	3
BJ Services Co.	3
Unilever NV	3

Five Largest Industries	Percent of
(Equity Investments)	Net Assets

Pharmaceuticals	9%
Semiconductors & Semiconductor Equipment	8
Oil, Gas & Consumable Fuels	8
Insurance	8
Food Products	7

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more or the industry sub-classifications, used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

Percent of
Long-Term
Investment Criteria	Investments

Above-Average Yield	37%
Low Price-to-Book Value	25
Below-Average Price/Earnings Ratio	24
Special Situations	12
Price-to-Cash Flow	2

18 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Schedule of Investments June 30, 2008	Master Basic Value LLC		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Above-Average Yield
Diversified Telecommunication Services	AT&T Inc.	3,691,797	$ 124,376,641	2.1%
Metals & Mining	Alcoa, Inc.	2,984,800	106,318,576	1.8
Semiconductors & Semiconductor Equipment	Analog Devices, Inc.	2,102,400	66,793,248	1.1
Capital Markets	The Bank of New York Mellon Corp.	2,803,794	106,067,527	1.8
Pharmaceuticals	Bristol-Myers Squibb Co.	10,521,600	216,008,448	3.7
Oil, Gas & Consumable Fuels	Chevron Corp.	1,040,700	103,164,591	1.8
Household Products	Clorox Co.	580,100	30,281,220	0.5
Multi-Utilities	Dominion Resources, Inc. (a)	1,572,700	74,687,523	1.3
Chemicals	The Dow Chemical Co.	697,200	24,339,252	0.4
Chemicals	E.I. du Pont de Nemours & Co. (a)	3,404,600	146,023,294	2.5
Oil, Gas & Consumable Fuels	Exxon Mobil Corp.	3,033,900	267,377,607	4.6
Industrial Conglomerates	General Electric Co.	4,073,000	108,708,370	1.9
Food Products	General Mills, Inc. (a)	2,203,900	133,931,003	2.3
Aerospace & Defense	Honeywell International, Inc.	1,178,400	59,249,952	1.0
Diversified Financial Services	JPMorgan Chase & Co.	5,304,192	181,986,828	3.1
Pharmaceuticals	Johnson & Johnson	1,048,400	67,454,056	1.2
Pharmaceuticals	Pfizer, Inc.	3,394,400	59,300,168	1.0
Electric Utilities	The Southern Co. (a)	2,180,100	76,129,092	1.3
Diversified Telecommunication Services	Verizon Communications, Inc. (a)	3,228,600	114,292,440	2.0
Pharmaceuticals	Wyeth	1,747,500	83,810,100	1.4

			2,150,299,936	36.8

Below-Average Price/Earnings Ratio
Insurance	American International Group, Inc. (a)	2,212,700	58,548,042	1.0
Diversified Financial Services	Bank of America Corp. (a)	2,359,000	56,309,330	1.0
Health Care Providers & Services	Cardinal Health, Inc.	951,283	49,067,177	0.8
Diversified Financial Services	Citigroup, Inc.	2,686,200	45,020,712	0.8
Computers & Peripherals	Hewlett-Packard Co.	3,262,000	144,213,020	2.4
Food Products	Kraft Foods, Inc. (a)	4,743,200	134,944,040	2.3
Insurance	MetLife, Inc.	1,078,700	56,922,999	1.0
Capital Markets	Morgan Stanley	3,515,000	126,786,050	2.2
Multiline Retail	Nordstrom, Inc.	901,000	27,300,300	0.5
Aerospace & Defense	Northrop Grumman Corp.	1,378,700	92,235,030	1.6
Insurance	Prudential Financial, Inc.	713,300	42,612,542	0.7
Consumer Finance	SLM Corp. (b)	680,000	13,158,000	0.2
Insurance	The Travelers Cos., Inc.	3,729,976	161,880,959	2.8
Food Products	Unilever NV (c)	5,197,900	147,620,360	2.5
IT Services	Unisys Corp. (b)	13,275,575	52,438,521	0.9
Media	Viacom, Inc. Class B (b)	962,400	29,391,696	0.5
Office Electronics	Xerox Corp.	12,106,271	164,161,035	2.8

			1,402,609,813	24.0

Low Price-to-Book Value
Oil, Gas & Consumable Fuels	Anadarko Petroleum Corp.	596,800	44,664,512	0.8
Machinery	Deere & Co.	1,382,600	99,726,938	1.7
Semiconductors & Semiconductor Equipment	Fairchild Semiconductor International, Inc. (b)	5,000,212	58,652,487	1.0
Energy Equipment & Services	Halliburton Co. (a)	3,796,600	201,485,562	3.4
Insurance	Hartford Financial Services Group, Inc.	1,800,200	116,238,914	2.0
Household Products	Kimberly-Clark Corp.	2,047,100	122,375,638	2.1
Capital Markets	Lehman Brothers Holdings, Inc. (a)	2,347,900	46,511,899	0.8
Semiconductors & Semiconductor Equipment	LSI Corp. (a)(b)	22,599,715	138,762,250	2.4
Semiconductors & Semiconductor Equipment	Micron Technology, Inc. (a)(b)	17,365,300	104,191,800	1.8
Aerospace & Defense	Raytheon Co. (a)	2,348,694	132,184,498	2.2
Media	Time Warner, Inc.	13,732,900	203,246,920	3.5
Industrial Conglomerates	Tyco International Ltd.	1,578,025	63,184,121	1.1
Media	Walt Disney Co.	2,821,400	88,027,680	1.5
Commercial Banks	Wells Fargo & Co. (a)	961,200	22,828,500	0.4

			1,442,081,719	24.7

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

19

Schedule of Investments (concluded)	Master Basic Value LLC		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Price-to-Cash Flow
Oil, Gas & Consumable Fuels	Peabody Energy Corp. (a)	730,922	$ 64,357,682	1.1%
Diversified Telecommunication Services	Qwest Communications International Inc. (a)	19,428,800	76,355,184	1.3

			140,712,866	2.4

Special Situations
Energy Equipment & Services	BJ Services Co. (a)	4,781,100	152,708,334	2.6
Health Care Equipment & Supplies	Baxter International, Inc.	1,004,800	64,246,912	1.1
Health Care Equipment & Supplies	Covidien Ltd.	1,555,825	74,508,459	1.3
Semiconductors & Semiconductor Equipment	Intel Corp.	5,374,000	115,433,520	2.0
Computers & Peripherals	International Business Machines Corp.	1,695,100	200,920,203	3.4
Pharmaceuticals	Schering-Plough Corp.	5,472,300	107,749,587	1.8

			715,567,015	12.2

	Total Common Stocks (Cost — $4,716,755,315)		5,851,271,349	100.1

		Beneficial
		Interest
Short-Term Securities		(000)

BlackRock Liquidity Series, LLC Money Market Series, 2.70% (d)(e)(f)		$624,167	624,167,311	10.7

Total Short-Term Securities (Cost — $624,167,311)			624,167,311	10.7

Total Investments Before Options Written (Cost — $5,340,922,626*)			6,475,438,660	110.8

	Options Written	Contracts

Call Options Written	Nordstrom, Inc., expiring January 2009 at $40, Broker
	Credit Suisse	9,010	(1,216,350)	0.0%
	Peabody Energy Corp., expiring December 2008 at $90,
	Broker Deutsche Bank	3,600	(4,680,000)	(0.1)

	Total Options Written (Premiums Received — $7,511,604)		(5,896,350)	(0.1)

Total Investments, Net of Options Written			6,469,542,310	110.7
Liabilities in Excess of Other Assets			(622,837,271)	(10.7)

Net Assets			$ 5,846,705,039	100.0%

*	The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 5,365,606,349

Gross unrealized appreciation	$ 1,495,184,607
Gross unrealized depreciation	(385,352,296)

Net unrealized appreciation	$ 1,109,832,311

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(168,881)	$5,966,148
BlackRock Liquidity Series, LLC Money Market Series	(541,814)	2,687,129

(e)	Security was purchased with cash proceeds from securities loans.

(f)	Represents the current yield as of report date.

•For Master LLC compliance purposes,the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.

20 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Statement of Assets and Liabilities	Master Basic Value LLC

June 30, 2008

Assets

Investments at value — unaffiliated securities (including securities loaned of $601,587,957) (cost — $4,716,755,315)	$5,851,271,349
Investments at value — affiliated securities (cost — $624,167,311)	624,167,311
Investments sold receivable	45,547,993
Investments sold receivable — affiliates	25,120,646
Dividends receivable	7,654,092
Securities lending income receivable	224,401
Interest receivable	46,832
Prepaid expenses	187,171
Other assets	17,973

Total assets	6,554,237,768

Liabilities

Collateral at value — securities loaned	624,167,311
Options written at value (premiums received — $7,511,604)	5,896,350
Bank overdraft	13,309,159
Investments purchased payable	54,219,012
Withdrawals payable to the investors	7,094,963
Investment advisory fees payable	2,060,640
Investments purchased payable — affiliates	289,613
Other affiliates payable	53,444
Officer’s and Directors’ fees payable	4,656
Other liabilities	6,920
Other accrued expenses payable	430,661

Total liabilities	707,532,729

Net Assets

Net assets	$ 5,846,705,039

Net Assets Consist of

Investors’ capital	$ 4,710,573,751
Net unrealized appreciation/depreciation	1,136,131,288

Net assets	$ 5,846,705,039

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

21

Statement of Operations	Master Basic Value LLC

Year Ended June 30, 2008

Investment Income

Dividends (net of $950,051 foreign withholding tax)	$ 160,391,834
Interest from affiliates	5,966,148
Securities lending	2,687,129

Total income	169,045,111

Expenses

Investment advisory	29,685,179
Accounting services	978,842
Custodian	289,282
Professional	230,081
Officer and Director’s	165,501
Printing	17,276
Miscellaneous	202,380

Total expenses	31,568,541

Net investment income	137,476,570

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	516,942,441
Options written	4,764,430

521,706,871

Net change in unrealized appreciation/depreciation on:
Investments	(2,043,893,026)
Options written	265,417

(2,043,627,609)

Total realized and unrealized loss	(1,521,920,738)

Net Decrease in Net Assets Resulting from Operations	$(1,384,444,168)

See Notes to Financial Statements.

22 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Statements of Changes in Net Assets				Master Basic Value LLC
				Year Ended
				June 30,

Increase (Decrease) in Net Assets:				2008	2007

Operations

Net investment income			$ 137,476,570		$ 141,768,022
Net realized gain				521,706,871	680,060,641
Net change in unrealized appreciation/depreciation			(2,043,627,609)		999,501,265

Net increase (decrease) in net assets resulting from operations			(1,384,444,168)		1,821,329,928

Capital Transactions

Proceeds from contributions				904,423,324	1,281,525,079
Fair value of withdrawals			(2,183,537,046)		(2,173,906,741)

Net decrease in net assets derived from capital transactions			(1,279,113,722)		(892,381,662)

Net Assets

Total increase (decrease) in net assets			(2,663,557,890)		928,948,266
Beginning of year			8,510,262,929		7,581,314,663

End of year			$5,846,705,039		$8,510,262,929

Financial Highlights				Master Basic Value LLC

			Year Ended June 30,

	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(17.73)%	25.25%	12.32%[1]	3.91%	25.38%

Ratios to Average Net Assets

Total expenses	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	1.87%	1.74%	1.66%	1.63%	1.50%

Supplemental Data

Net assets, end of period (000)	$ 5,846,705 $	8,510,263	$ 7,581,315 $ 8,228,928		$ 8,747,240

Portfolio turnover	45%	31%	42%	45%	33%

[1]	A portion of total investment return consists of payments by the previous investment advisor for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 12.22%.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

23

Notes to Financial Statements Master Basic Value LLC

1. Significant Accounting Policies:

Master Basic Value LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master
LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long position) or ask (short position) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair
Value Assets, the investment advisor and/or sub-advisor seeks to deter-
mine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a commit-
tee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master LLC are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Master LLC may engage in various portfolio investment strategies to increase the return of the Master LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Options — The Master LLC may purchase and write call and put options. When the Master LLC writes an option, an amount equal to the premium received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.
When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from
(or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the
Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions

24 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued) Master Basic Value LLC are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Securities Lending: The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the
U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. The Master LLC typically receives the income on the loaned securi-
ties but does not receive the income on the collateral. Where the Master
LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Master LLC may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Master LLC may pay reason-
able lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: The Master LLC is classified as a “pass-through entity”
for federal income tax purposes. As such, each investor in the Master
LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the
Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the
Internal Revenue Code.

Effective December 31, 2007, the Master LLC implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master LLC and has deter-
mined that the adoption of FIN 48 does not have a material impact on the Master LLC’s financial statements. The Master LLC files U.S.
federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master
LLC’s U.S. federal tax returns remains open for the years ended June 30,
2005 through June 30, 2007. The statute of limitations on the Master
LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact of the Master LLC’s financial state-
ment disclosures, if any, is currently being assessed.

Bank Overdraft: The Master LLC recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

25

Notes to Financial Statements (concluded) Master Basic Value LLC

2. Investment Advisory Agreement and Transactions with
Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and admin-
istration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master
LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.60% of the Master LLC’s average daily net assets not exceeding $100 million; 0.50% of average daily net assets in excess of $100 million but not exceeding $200 million; and 0.40%
of average daily net assets in excess of $200 million.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the year ended June 30, 2008, the Master LLC reimbursed the
Advisor $127,318 for certain accounting services, which is included in accounting services, in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and
Exchange Commission (“SEC”) permitting it to lend portfolio securities to
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2008, the Master LLC lent securities with a value of $11,958,818 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates.
For the year ended June 30, 2008, BIM received $665,571 in securities lending agent fees.

In addition, MLPF&S received $1,254,639 in commissions on the exe-
cution of portfolio security transactions for the Master LLC for the year ended June 30, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2008 were $3,241,351,579 and
$4,274,355,536, respectively.

Transactions in call options written for the year ended June 30, 2008 were as follows:

	Number of	Premiums
	Contracts	Received

Outstanding call options written,
beginning of year	25,064	$ 7,253,677
Options written	69,388	15,057,993
Options closed	(63,760)	(10,827,330)
Options exercised	(3,000)	(527,992)
Options expired	(15,082)	(3,444,744)

Outstanding call options written, end
of year	12,610	$ 7,511,604

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Master
LLC pays a commitment fee of 0.06% per annum based on the Master
LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations.
Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35%
or a base rate as defined in the credit agreement. The Master LLC did not borrow under the credit agreement during the year ended
June 30, 2008.

26 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Report of Independent Registered Public Accounting Firm Master Basic Value LLC

To the Investors and Board of Directors
of Master Basic Value LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Basic Value LLC, (the
“Master LLC”), as of June 30, 2008, and the related statement of opera-
tions for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opin-
ion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-
ing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of June 30,
2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of
Master Basic Value LLC as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 22, 2008

BLACKROCK BASIC VALUE FUND, INC. JUNE 30, 2008 27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Basic Value Fund, Inc. (the “Fund”), a
"feeder" fund that invests all of its assets in the Master Basic Value
LLC (the “Master LLC”), which has the same investment objectives and strategies as the Fund, met in April and June 2008 to consider the approval of the Master LLC’s investment advisory agreement (the
“Advisory Agreement”) with BlackRock Advisors, LLC (the “Adviser”), the
Master LLC’s investment adviser. All investments are made at the Master
LLC level. The Board also considered the approval of the Master LLC’s subadvisory agreement (the “Subadvisory Agreement”) between the
Adviser and BlackRock Investment Management, LLC (the “Subadviser”).
The Adviser and the Subadviser are referred to herein as “BlackRock.”
For simplicity, the Master LLC and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Subadvisory Agreement are
referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independ-
ent Directors”). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in con-
nection with their duties. The Chairman of the Board is an Independent
Director. The Board established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the “Transaction”), the Fund entered into the Advisory
Agreement with an initial two-year term and the Adviser entered into the
Subadvisory Agreement with the Subadviser with an initial two-year term.
Consistent with the 1940 Act, prior to the expiration of the Agreements’
respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connec-
tion with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment manage-
ment, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the rea-
sons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objectives, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures;
and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agree-
ments. At an in-person meeting held on June 5 — 6, 2008, the Fund’s
Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Adviser and the
Fund for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 — 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

28 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.
These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the prof-
itability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out bene-
fits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-
end funds, under similar investment mandates, as well as the perform-
ance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance;
(iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, allocation of Fund brokerage fees (including the benefits of “soft dollars”), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance — both including and excluding the effects of the Fund’s fees and expenses — to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objec-
tives, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addi-
tion to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such
Board meetings; (v) providing legal and compliance support; and (vi)
performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing require-
ments. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed vari-
ous factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the metho-
dology used by Lipper to select the peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Fund ranked in the third, second and second quartiles on a net basis against its Lipper peer universe for the one, three and five-year periods ended December 31, 2007. In considering the Advisory
Agreement, the Board noted that the Fund’s investment performance for the one-year period was disappointing, but that longer-term performance meets the Board’s expectations. The Board typically gives greater weight to longer-term results. The Board discussed the processes and resources devoted to the management of the Fund with BlackRock’s senior man-
agement and will continue to monitor the Fund’s performance. There was a discussion of the negative impact on performance of investment deci-
sions in respect of specific sectors and securities.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund.
The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended
December 31, 2007 compared to aggregated profitability data
provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board took into account that the Fund has an advisory fee arrange-
ment that includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Board concluded that the Fund’s advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements, includ-
ing whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add per-
sonnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s man-
agement fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

30 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent
Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s share-
holders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent
Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the
Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and pred-
ecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

31

Officers and Directors

Number of
	Position(s)			BlackRock-
	Held with	Length of		Advised Funds
Name, Address	Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]

Robert M. Hernandez	Chairman of the	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	37 Funds	ACE Limited
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	104 Portfolios	(insurance company);
New York, NY 10022	and Member				Eastman Chemical
1944	of the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	37 Funds	Watson
40 East 52nd Street	of the Board,	1998	company) since 1997; Director, Michael J. Fox Foundation for	104 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Chairman of the		Parkinson’s Research since 2000; Formerly Director of BTG
1941	Audit Committee		International Plc (a global technology commercialization company)
	and Director		from 2001 to 2007.

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	37 Funds	None
40 East 52nd Street		2007	and formerly Executive Vice President thereof from 1996 to 2003;	104 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Director	Since	Formerly Trustee and Member of the Governance Committee, State	37 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	104 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an investment	37 Funds	Knology, Inc. (tele-
40 East 52nd Street		2002	partnership) since 1979; Managing General Partner, The South Atlantic	104 Portfolios	communications);
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	37 Funds	UPS Corporation
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	104 Portfolios	(delivery service)
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,
1943			Chicago Climate Exchange (environmental) since 2006; Member of the
International Advisory Board GML (energy) since 2003.

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	37 Funds	None
40 East 52nd Street		2007		104 Portfolios
New York, NY 10022
1957

John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	37 Funds	Cabot Corporation
40 East 52nd Street		2005	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	104 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	37 Funds	None
40 East 52nd Street		2007	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	104 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

32 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Officers and Directors (continued)

Number of
	Position(s)			BlackRock-
	Held with	Length of		Advised Funds
Name, Address	Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	37 Funds	None
40 East 52nd Street		2007	Inc. (holding company) since 1998; Director and Secretary, SCB	104 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	37 Funds	None
40 East 52nd Street		2003	Ruckleshaus Institute and Haub School of Natural Resources at the	104 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	37 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	2007	Business Administration since 1995.	104 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

1 Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2 Following the combination of Merrill Lynch Investment Managers, L. . (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E.

Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

33

Officers and Directors (continued)

Number of
	Position(s)			BlackRock-
	Held with	Length of		Advised Funds
Name, Address	Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Interested Directors[1]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	37 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	104 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees; Co-
Chairman of the NYU Hospitals Center Board of Trustees, Chairman of
the Development/Trustee Stewardship Committee and Chairman of the
Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

1 Messrs. Davis, Fink and Gabbay are all “interested persons,” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

34 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Officers and Directors (concluded)

Position(s)
Held with
Name, Address	Fund/	Length of
and Year of Birth	Master LLC	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, LP (“MLIM”) and Fund Asset Management, L P(“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959			Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon PNC Global Investment			State Street Bank and	Accounting Firm	Willkie Farr &
New York, NY 10286	Servicing (U.S.) Inc.		Trust Company	Deloitte & Touche LLP	Gallagher LLP
	Wilmington, DE 19809		Princeton, NJ 08540	Princeton, NJ 08540	New York, NY 10019

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

35

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master
LLC uses to determine how to vote proxies relating to portfolio securi-
ties is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

36 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s/Master LLC Forms N-Q may also be
obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

38 BLACKROCK BASIC VALUE FUND, INC.

JUNE 30, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

BlackRock Basic Value Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10247-6/08

Exhibit 99.1350CERT

Certification Pursuant to Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes Oxley Act

Pursuant to 18 U.S.C. § 1350, the undersigned officer of BlackRock Basic Value Fund, Inc. and Master
Basic Value LLC (the “registrants”), hereby certifies, to the best of his knowledge, that the registrants'
Report on Form N-CSR for the period ended June 30, 2008, (the “Report”) fully complies with the requirements of Section 15d of the Securities Exchange Act of 1934, as amended, and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrants.

Date: August 22, 2008

/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Pursuant to 18 U.S.C. § 1350, the undersigned officer of BlackRock Basic Value Fund, Inc. and Master
Basic Value LLC (the “registrants”), hereby certifies, to the best of his knowledge, that the registrants'
Report on Form N-CSR for the period ended June 30, 2008, (the “Report”) fully complies with the requirements of Section 15d of the Securities Exchange Act of 1934, as amended, and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrants.

Date: August 22, 2008

/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

This certification is being furnished pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the
Securities and Exchange Commission.